PROVISIONS AND CONTINGENT CONSIDERATION - Narrative (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Expected reimbursements on provisions	$ 0	$ 0
Contingent assets recognized for expected reimbursements of provisions	$ 0	$ 0